OTHER ASSETS AND OTHER LIABILITIES, Information of Office Rental (Details) S/ in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2023 PEN (S/)	Dec. 31, 2022 PEN (S/)		Dec. 31, 2021 PEN (S/)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Operational information [Abstract]
Gains (losses) on cash flow hedges, net of tax		S/ 18,359	S/ 29,109		S/ 97,251
Advance payment to suppliers		629,500	488,400				$ 169.7	$ 128.0
Investments in associates	[1]	748,663	726,993
Disbursement for land and real estate		25,000	87,100
Property, plant and equipment		1,357,525	1,281,098	[2]	S/ 1,308,779	[2]
Investment Property [Member]
Operational information [Abstract]
Property, plant and equipment		1,235,200	1,206,500
Entidad Prestadora de Salud [Member]
Operational information [Abstract]
Investments in associates		686,600	627,900
Cash Flow Hedges [Member]
Operational information [Abstract]
Gains (losses) on cash flow hedges, net of tax		(16,700)	S/ 200
Revoked Hedges [Member]
Operational information [Abstract]
Gains (losses) on cash flow hedges, net of tax		S/ 5,800

[1]	Credicorp’s principal associate is Pacífico S.A Entidad Prestadora de Salud (Pacífico EPS), whose balance amounts to S/686.6 million and S/627.9 million as of December 31, 2023 and 2022, respectively.
[2]	See note 3(b).